MASSMUTUAL PREMIER FUNDS

Supplement dated September 19, 2012 to the

Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information supplements the information found under Investment Objective on page 56 for the Disciplined Value Fund:

*	The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Value Index and Russell® are trademarks of the Frank Russell Company.

The following information supplements the information found under Investment Objective on page 68 for the Disciplined Growth Fund:

*	The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE